Total
BNY Mellon Small Cap Value Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Small Cap Value Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Small Cap Value Fund	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	none	0.75%	none	none
Administration fees	0.06%	0.06%	0.06%	0.06%
Shareholder services fees	0.25%	0.25%	none	none
Miscellaneous other expenses	0.26%	0.37%	0.19%	0.15%
Total other expenses	0.57%	0.68%	0.25%	0.21%
Total annual fund operating expenses	1.37%	2.23%	1.05%	1.01%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,282	2,127
Class C	326	697	1,195	2,565
Class I	107	334	579	1,283
Class Y	103	322	558	1,236

Expense Example No Redemption - BNY Mellon Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,282	2,127
Class C	226	697	1,195	2,565
Class I	107	334	579	1,283
Class Y	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43.28% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index (the Index), the fund's benchmark index. As of December 31, 2023, the market capitalization of the largest company in the Index was approximately $10 billion.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., uses fundamental research and qualitative analysis to select stocks among the portfolio candidates. The sub-adviser looks for companies with strong competitive positions, high quality management, and financial strength.

The fund's sub-adviser uses a variety of screening methods to identify small-cap companies that might be attractive investments for the fund. Once attractive investments have been identified, the sub-adviser then uses a consistent three-step fundamental research process to evaluate the stocks, consisting of:

● Valuation: to identify small-cap companies that are considered to be attractively priced relative to their earnings potential;

● Fundamentals: to verify the strength of the underlying business position; and

● Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

The fund's sub-adviser focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The fund's stock selection process is designed to produce a diversified portfolio of companies that the sub-adviser determines are undervalued relative to expected business growth.

The fund typically sells a security when the sub-adviser determines that there has been a negative change in the company's fundamentals, the company has met its price objective or has become fully valued. The fund also generally will sell a security when the sub-adviser determines that the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I

Best Quarter Q4, 2020: 34.97% Worst Quarter Q1, 2020: -34.69%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class A, C and Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares adjusted for Class A shares to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, C and Y shares; if such fees and expenses had been reflected, the performance shown for Class A and C shares for such periods would have been lower. Each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Small Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	6.85%	9.55%	6.81%
Class A	0.35%	7.92%	5.92%	Aug. 01, 2016
Class C	4.54%	8.28%	5.88%	Aug. 01, 2016
Class Y	6.89%	9.61%	6.84%	Aug. 01, 2016
After Taxes on Distributions | Class I	5.66%	7.68%	4.10%
After Taxes on Distributions and Sale of Fund Shares | Class I	4.89%	7.33%	4.73%
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes	14.65%	10.00%	6.76%